Non-controlling interests and redeemable non-controlling interests - Net Loss Attributable to Non-Controlling Interest - Additional Information (Detail) $ in Thousands		12 Months Ended
	Dec. 29, 2022 USD ($) wind_project MWac	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2020 MWac	Dec. 29, 2022 CAD ($)	Dec. 31, 2021 USD ($)	Nov. 30, 2021 USD ($)	May 31, 2019 USD ($)	May 31, 2019 CAD ($)
Noncontrolling Interest [Line Items]
Contributions from non-controlling interests and redeemable non-controlling interests (note 3)		$ 98,955,000	$ 272,515,000
Production-based cash contributions from non-controlling interest		9,084,000	6,182,000
Redeemable non-controlling interests	$ 5,000,000	10,013,000	11,520,000			$ 12,989,000
AQN's investment carrying amount for the entities		456,393,000	381,802,000
Non-controlling interests		1,584,843,000	1,616,792,000
Equity Method Investee | Liberty Development Energy Solutions | Senior Secured Utility Bonds
Noncontrolling Interest [Line Items]
Line of credit facility, maximum borrowing capacity		$ 306,500,000
Threshold debt amount as percentage of collateral value to trigger sale of collateral (percent)		50.00%
Atlantica Yield Energy Solutions Canada Inc.
Noncontrolling Interest [Line Items]
Non-controlling interests		$ 40,785,000	$ 57,822,000			$ 81,158,000
Atlantica Yield Energy Solutions Canada Inc. | Related Party
Noncontrolling Interest [Line Items]
Non-controlling interests								$ 96,752,000	$ 130,103
Operating Wind Facilities in the United States
Noncontrolling Interest [Line Items]
Equity interest (percent)	49.00%				49.00%
Number of ownership interests in wind facilities | wind_project	3
Wind power capacity (megawatt AC) | MWac	551			551
Blue Hill Wind Facility
Noncontrolling Interest [Line Items]
Equity interest (percent)	80.00%				80.00%
Wind power capacity (megawatt AC) | MWac	175
Proceeds from sale of renewable assets	$ 277,500,000				$ 108,610
AY Holdco
Noncontrolling Interest [Line Items]
AQN's investment carrying amount for the entities							$ 39,376,000